Schedule of Investments TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 2.4%
ATI, Inc.*	2,271	$425,676
Axon Enterprise, Inc.*	1,298	685,032
Boeing Co.*	13,257	2,865,368
Carpenter Technology Corp.	831	431,837
Curtiss-Wright Corp.	623	451,052
General Dynamics Corp.	4,108	1,575,089
General Electric Co.	17,710	6,376,841
HEICO Corp.	717	255,510
HEICO Corp., Class A	1,316	338,580
Howmet Aerospace, Inc.	6,777	1,912,876
L3Harris Technologies, Inc.	3,154	873,847
Lockheed Martin Corp.	3,313	1,930,618
Northrop Grumman Corp.	2,396	1,299,782
Rocket Lab Corp.*	9,126	592,734
RTX Corp.	22,648	4,874,303
Textron, Inc.	2,939	250,579
TransDigm Group, Inc.	913	1,145,249
Woodward, Inc.	997	359,668
		26,644,641
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	1,920	283,642
Expeditors International of Washington, Inc.	2,156	361,971
FedEx Corp.	3,775	1,160,435
United Parcel Service, Inc., Class B	12,632	1,316,506
		3,122,554
Automobile Components – 0.0%†
Aptiv plc*	3,543	200,073
Automobiles – 1.6%
Ford Motor Co.	66,463	975,677
General Motors Co.	15,280	1,357,781
Tesla, Inc.*	47,681	14,838,804
		17,172,262
Banks – 3.6%
Bank of America Corp.	111,186	6,887,973
Citigroup, Inc.	28,829	3,818,401
Citizens Financial Group, Inc.	7,134	511,151
Fifth Third Bancorp	15,254	861,851
Investments	Shares	Value
First Citizens BancShares, Inc., Class A	134	$293,011
Huntington Bancshares, Inc.	33,132	564,569
JPMorgan Chase & Co.	45,587	16,037,050
KeyCorp	15,619	352,833
M&T Bank Corp.	2,475	609,568
PNC Financial Services Group, Inc. (The)	6,827	1,705,862
Regions Financial Corp.	13,862	429,029
Truist Financial Corp.	21,059	1,091,699
US Bancorp	26,291	1,656,596
Wells Fargo & Co.	51,777	4,476,122
		39,295,715
Beverages – 1.0%
Coca-Cola Co.	66,110	5,790,575
Constellation Brands, Inc., Class A	2,488	324,012
Keurig Dr Pepper, Inc.	22,836	710,656
Monster Beverage Corp.*	11,584	1,116,466
PepsiCo, Inc.	23,164	3,232,768
		11,174,477
Biotechnology – 1.9%
AbbVie, Inc.	29,872	7,496,081
Alnylam Pharmaceuticals, Inc.*	2,248	462,009
Amgen, Inc.	9,095	3,503,030
Biogen, Inc.*	2,474	502,098
Gilead Sciences, Inc.	20,992	2,733,368
Incyte Corp.*	2,822	337,285
Insmed, Inc.*	3,623	357,228
Moderna, Inc.*	5,988	328,262
Natera, Inc.*	2,309	618,258
Regeneron Pharmaceuticals, Inc.	1,704	1,299,522
Revolution Medicines, Inc.*	3,126	586,219
Roivant Sciences Ltd.*	8,439	286,166
United Therapeutics Corp.*	641	331,852
Vertex Pharmaceuticals, Inc.*	4,289	2,046,282
		20,887,660

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
Broadline Retail – 4.4%
Amazon.com, Inc.*	166,011	$45,085,268
Coupang, Inc., Class A*	21,746	355,547
eBay, Inc.	7,512	856,443
MercadoLibre, Inc.*	796	1,494,848
		47,792,106
Building Products – 0.4%
Carlisle Cos, Inc.	676	243,306
Carrier Global Corp.	13,126	811,318
Johnson Controls International plc	10,340	1,516,464
Lennox International, Inc.	541	224,991
Masco Corp.	3,410	243,747
Trane Technologies plc	3,741	1,701,968
		4,741,794
Capital Markets – 3.1%
Ameriprise Financial, Inc.	1,471	802,931
Ares Management Corp., Class A	3,546	454,207
Bank of New York Mellon Corp. (The)	11,191	1,749,489
Blackrock, Inc.	2,351	2,563,507
Blackstone, Inc.	12,655	1,616,676
Carlyle Group, Inc. (The)	3,644	167,697
Charles Schwab Corp. (The)	27,631	2,907,886
CME Group, Inc., Class A	6,085	1,629,502
Coinbase Global, Inc., Class A*	3,722	544,380
Goldman Sachs Group, Inc. (The)	4,991	5,082,736
Interactive Brokers Group, Inc., Class A	7,490	659,045
Intercontinental Exchange, Inc.	9,559	1,457,556
KKR & Co., Inc.	11,512	1,167,662
LPL Financial Holdings, Inc.	1,302	460,517
Moody’s Corp.	2,556	1,222,739
Morgan Stanley	20,338	4,279,523
MSCI, Inc., Class A	1,202	687,832
Nasdaq, Inc.	6,299	593,303
Northern Trust Corp.	3,122	568,797
Raymond James Financial, Inc.	2,816	495,560
Investments	Shares	Value
Robinhood Markets, Inc., Class A*	13,145	$1,137,831
S&P Global, Inc.	5,056	2,082,718
State Street Corp.	4,527	833,692
T Rowe Price Group, Inc.	3,600	402,300
TPG, Inc.*	3,704	–
		33,568,086
Chemicals – 0.9%
Air Products & Chemicals, Inc.	3,760	1,108,786
Albemarle Corp.	1,982	233,162
CF Industries Holdings, Inc.	2,581	323,115
Corteva, Inc.	11,361	894,224
Dow, Inc.	12,182	368,993
Ecolab, Inc.	4,270	1,185,480
International Flavors & Fragrances, Inc.	4,319	342,151
Linde plc	7,885	3,772,027
LyondellBasell Industries NV, Class A	4,374	271,538
PPG Industries, Inc.	3,768	416,439
Sherwin-Williams Co.	3,928	1,338,860
		10,254,775
Commercial Services & Supplies – 0.4%
Cintas Corp.	5,812	1,189,310
Copart, Inc.*	14,216	413,970
Republic Services, Inc., Class A	3,356	706,606
Rollins, Inc.	5,348	203,064
Veralto Corp.	4,000	376,680
Waste Management, Inc.	6,324	1,432,701
		4,322,331
Communications Equipment – 1.3%
Arista Networks, Inc.*	17,382	3,134,844
Ciena Corp.*	2,391	901,527
Cisco Systems, Inc. (Delaware)	66,816	7,749,988
Lumentum Holdings, Inc.*	1,311	935,975
Motorola Solutions, Inc.	2,827	1,231,865
		13,954,199

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
Construction & Engineering – 0.3%
Comfort Systems USA, Inc.	577	$998,031
EMCOR Group, Inc.	720	574,150
MasTec, Inc.*	1,035	272,309
Quanta Services, Inc.	2,493	1,663,727
Sterling Infrastructure, Inc.*	515	307,337
		3,815,554
Construction Materials – 0.2%
CRH plc	11,308	1,074,373
Martin Marietta Materials, Inc.	1,024	537,743
Vulcan Materials Co.	2,119	569,100
		2,181,216
Consumer Finance – 0.6%
American Express Co.	9,108	3,062,565
Capital One Financial Corp.	10,506	2,195,859
SoFi Technologies, Inc.*	21,356	348,316
Synchrony Financial	5,695	431,624
		6,038,364
Consumer Staples Distribution & Retail – 1.8%
Casey’s General Stores, Inc.	625	544,375
Costco Wholesale Corp.	7,511	7,149,646
Dollar General Corp.	3,710	471,356
Dollar Tree, Inc.*	3,084	392,316
Kroger Co.	9,587	553,553
Sysco Corp.	8,079	688,654
Target Corp.	7,680	1,109,683
US Foods Holding Corp.*	3,705	372,686
Walmart, Inc.	74,169	8,247,592
		19,529,861
Containers & Packaging – 0.2%
Amcor plc	7,803	350,199
Ball Corp.	4,252	275,955
International Paper Co.	8,910	363,795
Packaging Corp. of America	1,507	370,481
Smurfit Westrock plc	8,865	407,524
		1,767,954
Distributors – 0.0%†
Genuine Parts Co.	2,346	291,772
Investments	Shares	Value
Diversified REITs – 0.0%†
WP Carey, Inc.	3,742	$275,411
Diversified Telecommunication Services – 0.7%
AST SpaceMobile, Inc., Class A*	4,503	265,587
AT&T, Inc.	118,447	2,753,893
Comcast Corp., Class A	60,281	1,444,333
Verizon Communications, Inc.	71,339	3,339,378
		7,803,191
Electric Utilities – 1.4%
American Electric Power Co., Inc.	9,195	1,175,581
Constellation Energy Corp.	5,738	1,507,660
Duke Energy Corp.	13,151	1,649,530
Edison International	6,269	459,957
Entergy Corp.	7,724	831,257
Evergy, Inc.	3,883	322,328
Eversource Energy	6,347	454,382
Exelon Corp.	17,312	793,236
FirstEnergy Corp.	9,214	445,128
NextEra Energy, Inc.	35,202	3,059,757
NRG Energy, Inc.	3,388	454,975
PG&E Corp.	37,040	643,755
PPL Corp.	12,182	428,928
Southern Co.	19,074	1,803,255
Xcel Energy, Inc.	10,562	825,948
		14,855,677
Electrical Equipment – 1.3%
AMETEK, Inc.	3,897	941,944
Bloom Energy Corp., Class A*	4,505	927,174
Eaton Corp. plc	6,572	2,728,695
Emerson Electric Co.	9,531	1,427,934
GE Vernova, Inc.	4,560	4,515,723
Hubbell, Inc., Class B	848	400,722
Nextpower, Inc., Class A*	2,477	222,608
nVent Electric plc	2,717	417,956
Rockwell Automation, Inc.	1,883	903,991
Vertiv Holdings Co., Class A	6,339	1,531,312
		14,018,059

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp., Class A	20,637	$3,316,366
CDW Corp.	2,163	319,713
Coherent Corp.*	3,110	817,588
Corning, Inc.	13,281	1,836,098
Fabrinet*	587	255,586
Flex Ltd.*	5,909	672,149
Jabil, Inc.	1,764	555,748
Keysight Technologies, Inc.*	2,877	917,993
TE Connectivity plc	4,960	1,020,222
Teledyne Technologies, Inc.*	779	510,689
		10,222,152
Energy Equipment & Services – 0.3%
Baker Hughes Co., Class A	16,742	1,012,724
Halliburton Co.	14,157	456,563
SLB Ltd.	25,096	1,244,511
TechnipFMC plc	6,361	455,829
		3,169,627
Entertainment – 1.1%
Electronic Arts, Inc.	3,856	809,220
Liberty Media Corp.-Liberty Formula One, Class A*	395	35,475
Liberty Media Corp.-Liberty Formula One, Class C*	3,763	369,263
Live Nation Entertainment, Inc.*	2,428	422,788
Netflix, Inc.*	71,437	5,122,747
ROBLOX Corp., Class A*	10,886	387,542
Take-Two Interactive Software, Inc.*	2,890	702,039
Walt Disney Co.	29,381	2,826,158
Warner Bros Discovery, Inc.*	40,299	1,059,864
		11,735,096
Financial Services – 3.5%
Affirm Holdings, Inc., Class A*	4,779	341,746
Apollo Global Management, Inc.	7,247	910,151
Berkshire Hathaway, Inc., Class B*	31,416	16,070,540
Investments	Shares	Value
Block, Inc., Class A*	9,048	$735,060
Corpay, Inc.*	1,083	413,825
Fidelity National Information Services, Inc.	8,736	391,111
Fiserv, Inc.*	8,955	483,033
Global Payments, Inc.	3,881	326,314
Mastercard, Inc., Class A	13,726	7,866,371
PayPal Holdings, Inc.	14,910	853,001
Toast, Inc., Class A*	8,714	281,201
Visa, Inc., Class A	28,082	10,281,662
		38,954,015
Food Products – 0.3%
Archer-Daniels-Midland Co.	7,669	607,922
Bunge Global S.A.	2,251	239,124
General Mills, Inc.	9,016	322,322
Hershey Co.	2,410	421,871
Hormel Foods Corp.	4,901	122,574
Kraft Heinz Co.	14,720	380,512
Mondelez International, Inc., Class A	21,920	1,365,834
Tyson Foods, Inc., Class A	4,745	275,020
		3,735,179
Gas Utilities – 0.0%†
Atmos Energy Corp.	2,656	458,904
Ground Transportation – 0.9%
CSX Corp.	31,543	1,589,767
JB Hunt Transport Services, Inc.	1,266	344,036
Norfolk Southern Corp.	3,826	1,283,546
Old Dominion Freight Line, Inc.	3,159	670,150
Uber Technologies, Inc.*	33,181	2,334,615
Union Pacific Corp.	10,024	2,928,312
XPO, Inc.*	1,991	400,131
		9,550,557
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	29,418	3,109,482
Becton Dickinson & Co.	4,662	772,120
Boston Scientific Corp.*	25,007	1,168,577
Dexcom, Inc.*	6,516	543,760
Edwards Lifesciences Corp.*	9,386	807,853
GE HealthCare Technologies, Inc.	7,687	522,870

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
IDEXX Laboratories, Inc.*	1,281	$716,169
Intuitive Surgical, Inc.*	5,968	2,108,673
Medline, Inc., Class A*	4,378	171,968
Medtronic plc	21,699	1,852,878
ResMed, Inc.	2,452	517,323
STERIS plc	1,670	381,428
Stryker Corp.	6,114	1,991,330
Zimmer Biomet Holdings, Inc.	3,273	307,433
		14,971,864
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	3,959	910,689
Cencora, Inc.	3,268	1,017,459
Centene Corp.*	8,352	519,661
Cigna Group (The)	4,302	1,200,473
CVS Health Corp.	21,382	2,232,922
Elevance Health, Inc.	3,538	1,329,722
HCA Healthcare, Inc.	2,545	1,024,592
Humana, Inc.	2,035	740,455
Labcorp Holdings, Inc.	1,391	430,097
McKesson Corp.	2,034	1,741,490
Quest Diagnostics, Inc.	1,876	437,127
Tenet Healthcare Corp.*	1,443	367,648
UnitedHealth Group, Inc.	15,333	6,353,995
		18,306,330
Health Care REITs – 0.3%
Ventas, Inc.	7,831	732,277
Welltower, Inc.	11,944	2,800,151
		3,532,428
Health Care Technology – 0.0%†
Veeva Systems, Inc., Class A*	2,533	516,175
Hotels, Restaurants & Leisure – 1.6%
Airbnb, Inc., Class A*	6,817	1,032,912
Booking Holdings, Inc.	13,084	2,523,904
Carnival Corp. Ltd.	21,574	599,973
Chipotle Mexican Grill, Inc., Class A*	21,551	802,128
Darden Restaurants, Inc.	1,932	393,317
DoorDash, Inc., Class A*	6,375	1,250,520
Expedia Group, Inc.	1,931	569,143
Flutter Entertainment plc*	2,390	249,683
Hilton Worldwide Holdings, Inc.	3,759	1,204,722
Las Vegas Sands Corp.	4,731	231,299
Investments	Shares	Value
Marriott International, Inc., Class A	3,534	$1,317,581
McDonald’s Corp.	12,020	3,253,093
Royal Caribbean Cruises Ltd.	4,220	1,343,226
Starbucks Corp.	19,213	2,022,168
Yum! Brands, Inc.	4,523	693,285
		17,486,954
Household Durables – 0.2%
DR Horton, Inc.	4,304	615,730
Garmin Ltd.	2,735	803,489
Lennar Corp., Class A	3,549	292,260
Lennar Corp., Class B	129	10,410
NVR, Inc.*	44	270,470
PulteGroup, Inc.	3,217	406,854
		2,399,213
Household Products – 0.7%
Church & Dwight Co., Inc.	4,009	396,129
Colgate-Palmolive Co.	13,539	1,236,111
Kimberly-Clark Corp.	5,631	615,525
Procter & Gamble Co.	39,321	5,681,491
		7,929,256
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	5,713	846,609
Industrial Conglomerates – 0.3%
3M Co.	8,825	1,555,671
DuPont de Nemours, Inc.	2,309	316,333
Honeywell International, Inc.	5,371	1,305,422
		3,177,426
Industrial REITs – 0.2%
Prologis, Inc.	15,721	2,273,414
Insurance – 1.6%
Aflac, Inc.	7,673	978,154
Allstate Corp. (The)	4,387	1,158,519
American International Group, Inc.	8,522	669,659
Aon plc, Class A	3,637	1,311,320
Arch Capital Group Ltd.*	5,959	599,058
Arthur J Gallagher & Co.	4,304	1,073,504
Brown & Brown, Inc.	4,702	331,021
Chubb Ltd.	6,011	2,107,938
Cincinnati Financial Corp.	2,583	458,947
Everest Group Ltd.	500	187,075

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
Hartford Insurance Group, Inc. (The)	4,615	$654,915
Loews Corp.	2,841	329,584
Markel Group, Inc.*	209	393,409
Marsh & McLennan Cos, Inc.	7,949	1,507,846
MetLife, Inc.	9,101	874,879
Principal Financial Group, Inc.	3,637	413,527
Progressive Corp. (The)	9,888	2,090,521
Prudential Financial, Inc.	5,915	722,103
Travelers Cos, Inc. (The)	3,591	1,344,327
W R Berkley Corp.	4,655	337,674
Willis Towers Watson plc	1,533	514,965
		18,058,945
Interactive Media & Services – 7.7%
Alphabet, Inc., Class A	99,001	35,257,226
Alphabet, Inc., Class C	79,690	28,421,439
Meta Platforms, Inc., Class A	37,006	20,601,610
Reddit, Inc., Class A*	2,364	332,544
		84,612,819
IT Services – 1.0%
Accenture plc, Class A	10,403	1,726,066
Akamai Technologies, Inc.*	2,413	277,929
Cloudflare, Inc., Class A*	5,374	1,499,239
Cognizant Technology Solutions Corp., Class A	7,747	428,796
CoreWeave, Inc., Class A*	4,998	358,706
International Business Machines Corp.	15,815	3,537,025
MongoDB, Inc., Class A*	1,315	443,786
Snowflake, Inc., Class A*	5,718	1,676,975
Twilio, Inc., Class A*	2,442	481,929
VeriSign, Inc.	1,376	399,068
		10,829,519
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	4,821	667,082
Danaher Corp.	10,899	2,125,087
Illumina, Inc.*	2,580	529,158
IQVIA Holdings, Inc.*	2,798	657,586
Mettler-Toledo International, Inc.*	344	487,207
Investments	Shares	Value
Thermo Fisher Scientific, Inc.	6,288	$3,611,198
Waters Corp.*	1,660	626,335
West Pharmaceutical Services, Inc.	1,195	407,447
		9,111,100
Machinery – 1.7%
Caterpillar, Inc.	7,793	6,349,815
Cummins, Inc.	2,326	1,475,149
Deere & Co.	4,220	2,501,068
Dover Corp.	2,276	465,715
Fortive Corp.	5,153	305,109
IDEX Corp.	1,160	267,322
Illinois Tool Works, Inc.	4,894	1,404,333
Ingersoll Rand, Inc.	6,672	556,311
Otis Worldwide Corp.	6,486	466,668
PACCAR, Inc.	8,346	1,107,347
Parker-Hannifin Corp.	2,050	2,001,888
Snap-on, Inc.	845	346,796
Westinghouse Air Brake Technologies Corp.	2,854	830,114
Xylem, Inc./NY	4,018	469,985
		18,547,620
Media – 0.2%
AppLovin Corp., Class A*	3,712	1,469,581
Charter Communications, Inc., Class A*	1,396	202,392
Fox Corp., Class A	3,256	189,597
Fox Corp., Class B	2,301	119,514
News Corp., Class A	6,177	170,238
News Corp., Class B	1,882	58,850
Omnicom Group, Inc.	4,814	378,862
		2,589,034
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	24,295	1,521,596
Newmont Corp.	18,045	1,690,996
Nucor Corp.	3,861	993,397
Reliance, Inc.	863	350,464
Royal Gold, Inc.	1,423	282,252
Southern Copper Corp.	1,666	304,395
Steel Dynamics, Inc.	2,279	572,622
		5,715,722

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
Multi-Utilities – 0.6%
Ameren Corp.	4,673	$512,208
CenterPoint Energy, Inc.	11,033	463,827
CMS Energy Corp.	5,216	375,500
Consolidated Edison, Inc.	6,235	678,680
Dominion Energy, Inc.	14,166	979,861
DTE Energy Co.	3,486	494,559
NiSource, Inc.	8,104	360,061
Public Service Enterprise Group, Inc.	8,423	645,876
Sempra	11,030	976,707
WEC Energy Group, Inc.	5,498	601,591
		6,088,870
Oil, Gas & Consumable Fuels – 3.1%
Cheniere Energy, Inc.	3,548	935,146
Chevron Corp.	31,246	6,150,151
ConocoPhillips	20,592	2,480,924
Devon Energy Corp.	17,942	809,722
Diamondback Energy, Inc.	3,060	621,027
EOG Resources, Inc.	8,994	1,337,318
EQT Corp.	10,474	558,159
Expand Energy Corp.	4,022	378,189
ExxonMobil Holdings Corp.	70,430	10,947,640
Kinder Morgan, Inc.	33,246	1,069,856
Marathon Petroleum Corp.	4,925	1,558,615
Occidental Petroleum Corp.	12,319	703,045
ONEOK, Inc.	10,503	953,777
Phillips 66	6,804	1,440,271
Targa Resources Corp.	3,603	974,143
Texas Pacific Land Corp.	977	393,321
Valero Energy Corp.	5,009	1,567,316
Williams Cos, Inc. (The)	20,550	1,470,147
		34,348,767
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	11,015	963,151
Southwest Airlines Co.	7,848	352,925
United Airlines Holdings, Inc.*	5,470	663,675
		1,979,751
Investments	Shares	Value
Personal Care Products – 0.1%
Estee Lauder Cos, Inc. (The), Class A	4,176	$350,366
Kenvue, Inc.	29,321	564,136
		914,502
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	34,427	2,248,427
Eli Lilly & Co.	13,544	15,559,889
Johnson & Johnson	40,730	10,441,136
Merck & Co., Inc.	40,609	5,287,292
Pfizer, Inc.	95,884	2,398,059
Royalty Pharma plc, Class A	6,226	363,785
Zoetis, Inc., Class A	7,112	549,686
		36,848,274
Professional Services – 0.4%
Automatic Data Processing, Inc.	6,806	1,813,527
Broadridge Financial Solutions, Inc.	1,949	300,049
Equifax, Inc.	2,013	347,484
Jacobs Solutions, Inc.	1,985	267,836
Leidos Holdings, Inc.	2,109	243,800
Paychex, Inc.	5,476	639,816
SS&C Technologies Holdings, Inc.	3,545	273,142
TransUnion	3,238	254,572
Verisk Analytics, Inc., Class A	2,217	431,982
		4,572,208
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	4,939	725,095
CoStar Group, Inc.*	6,557	188,579
		913,674
Residential REITs – 0.2%
AvalonBay Communities, Inc.	2,344	435,070
Equity Residential	5,731	380,825
Essex Property Trust, Inc.	1,037	294,653
Invitation Homes, Inc.	8,815	261,982
Mid-America Apartment Communities, Inc.	1,970	260,710
Sun Communities, Inc.	1,802	222,511
		1,855,751

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
Retail REITs – 0.2%
Realty Income Corp.	15,273	$975,487
Simon Property Group, Inc.	5,332	1,223,000
		2,198,487
Semiconductors & Semiconductor Equipment – 16.6%
Advanced Micro Devices, Inc.*	27,531	13,108,886
Analog Devices, Inc.	8,260	3,034,807
Applied Materials, Inc.	13,414	6,809,885
Astera Labs, Inc.*	2,336	727,033
Broadcom, Inc.	78,696	30,634,779
Credo Technology Group Holding Ltd.*	2,793	578,123
First Solar, Inc.*	1,721	363,183
Intel Corp.*	73,529	6,632,316
KLA Corp.	22,178	4,054,582
Lam Research Corp.	21,230	6,220,815
MACOM Technology Solutions Holdings, Inc.*	1,171	294,436
Marvell Technology, Inc.	14,734	2,763,509
Microchip Technology, Inc.	9,154	680,051
Micron Technology, Inc.	19,024	15,657,323
Monolithic Power Systems, Inc.	794	1,132,268
NVIDIA Corp.	396,427	79,582,719
NXP Semiconductors NV	4,095	938,410
ON Semiconductor Corp.*	6,624	540,585
Qnity Electronics, Inc.	3,534	463,590
QUALCOMM, Inc.	17,734	2,617,716
Teradyne, Inc.	2,647	973,275
Texas Instruments, Inc.	15,367	4,237,297
		182,045,588
Software – 8.5%
Adobe, Inc.*	6,839	1,712,554
Atlassian Corp., Class A*	2,677	270,417
Autodesk, Inc.*	3,600	843,120
Cadence Design Systems, Inc.*	4,657	1,583,473
Circle Internet Group, Inc., Class A*	3,044	190,585
Crowdstrike Holdings, Inc., Class A*	16,482	3,145,755
Datadog, Inc., Class A*	5,278	1,414,346
Investments	Shares	Value
Fair Isaac Corp.*	369	$414,376
Fortinet, Inc.*	10,519	1,703,552
Gen Digital, Inc.	9,207	252,732
Intuit, Inc.	4,534	1,433,061
Microsoft Corp.	125,639	58,386,956
Oracle Corp.	28,739	3,732,334
Palantir Technologies, Inc., Class A*	37,367	4,598,383
Palo Alto Networks, Inc.*	13,698	4,545,407
PTC, Inc.*	1,894	259,857
Roper Technologies, Inc.	1,701	666,741
Salesforce, Inc.	13,401	2,466,052
ServiceNow, Inc.*	17,449	1,940,852
Strategy, Inc., Class A*	5,597	522,088
Synopsys, Inc.*	3,234	1,257,250
Trimble, Inc.*	3,916	221,567
Tyler Technologies, Inc.*	711	220,126
Workday, Inc., Class A*	3,424	549,004
Zoom Communications, Inc., Class A*	4,055	389,564
Zscaler, Inc.*	1,741	263,239
		92,983,391
Specialized REITs – 0.7%
American Tower Corp.	7,887	1,367,291
Crown Castle, Inc.	7,323	558,745
Digital Realty Trust, Inc.	5,565	1,049,114
Equinix, Inc.	1,655	1,686,909
Extra Space Storage, Inc.	3,460	512,218
Iron Mountain, Inc.	4,991	610,499
Public Storage	2,844	921,939
SBA Communications Corp., Class A	1,793	324,497
VICI Properties, Inc., Class A	17,620	464,287
Weyerhaeuser Co.	11,565	289,472
		7,784,971
Specialty Retail – 1.5%
AutoZone, Inc.*	280	844,550
Best Buy Co., Inc.	3,301	284,744
Burlington Stores, Inc.*	1,060	390,589
Carvana Co., Class A*	11,322	706,040
Home Depot, Inc. (The)	16,817	5,582,571
Lowe’s Cos, Inc.	9,475	1,969,000
O’Reilly Automotive, Inc.*	13,955	1,246,879
Ross Stores, Inc.	5,393	1,354,021

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
TJX Cos, Inc. (The)	18,770	$2,953,272
Tractor Supply Co.	8,217	252,837
Ulta Beauty, Inc.*	736	377,443
Williams-Sonoma, Inc.	1,988	454,576
		16,416,522
Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	248,151	76,656,324
Dell Technologies, Inc., Class C	4,818	1,953,073
Everpure, Inc., Class A*	5,377	414,943
Hewlett Packard Enterprise Co.	22,450	1,075,355
HP, Inc.	15,443	421,131
IonQ, Inc.*	6,544	238,463
NetApp, Inc.	3,212	573,342
Sandisk Corp.*	2,360	2,866,999
Seagate Technology Holdings plc	3,783	3,238,740
Super Micro Computer, Inc.*	9,463	268,749
Western Digital Corp.	5,809	3,164,976
		90,872,095
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	2,361	228,734
Lululemon Athletica, Inc.*	1,679	199,583
NIKE, Inc., Class B	19,679	820,811
Tapestry, Inc.	3,398	517,753
		1,766,881
Tobacco – 0.6%
Altria Group, Inc.	28,423	1,942,144
Philip Morris International, Inc.	26,311	5,020,665
		6,962,809
Trading Companies & Distributors – 0.3%
Fastenal Co.	18,704	892,368
Ferguson Enterprises, Inc.	3,134	734,390
United Rentals, Inc.	1,058	1,141,857
WW Grainger, Inc.	755	1,043,576
		3,812,191
Water Utilities – 0.0%†
American Water Works Co., Inc.	3,179	426,526
Investments	Shares	Value
Wireless Telecommunication Services – 0.1%
T-Mobile US, Inc.	8,569	$1,479,952
Total Common Stocks
(Cost $754,894,785)		1,096,708,900
	Principal
Short-Term Investments – 0.0%†
Time Deposit – 0.0%†
Citibank, New York 2.98% 8/3/2026
(Cost $126,092)	$126,092	126,092
Total Investments – 99.9%
(Cost $755,020,877)		$1,096,834,992
Other Assets Less Liabilities – 0.1%		560,310
Net Assets – 100.0%		$1,097,395,302

*	Non-income producing security.
†	Represents less than 0.05%.

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2026 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of July 31, 2026:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Market Value	Net Unrealized Depreciation
S&P 500 Micro E-Mini Index	18	9/18/2026	USD	$680,264	$676,733	$(3,531)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$1,096,708,900	$–	$–	$1,096,708,900
Short-Term Investments
Time Deposit	126,092	–	–	126,092
Total Investments	$1,096,834,992	$–	$–	$1,096,834,992
Other Financial Instruments
Liabilities
Futures Contracts**	$(3,531)	$–	$–	$(3,531)
Total Other Financial Instruments	$(3,531)	$–	$–	$(3,531)

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Futures Contracts Purchased.